Financial instruments- Fair values and risk management - Liquidity Risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	$ 1,671,019	$ 7,291,133
Trade payables	1,671,019	7,291,133
Accrued expenses and other liabilities	8,174,815	15,668,734
Accrued expenses and other liabilities	8,174,815	15,668,734
Lease liabilities	2,369,388	6,646,163
Lease liabilities	2,440,587	7,308,540
Liabilities for puttable financial instrument	14,622,529	17,138,905	$ 0
Liabilities for puttable financial instrument	14,622,529	17,138,905
Financial liabilities	26,837,751	46,744,935
Liabilities, Undiscounted Cash Flows	26,908,950	47,407,312
Within 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	1,671,019	7,291,133
Accrued expenses and other liabilities	8,174,815	15,611,421
Lease liabilities	1,549,027	3,022,367
Liabilities for puttable financial instrument	14,622,529	17,138,905
Liabilities, Undiscounted Cash Flows	26,017,390	43,063,826
After 1 year but within 2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	0	0
Accrued expenses and other liabilities	0	57,313
Lease liabilities	787,708	1,678,615
Liabilities for puttable financial instrument	0	0
Liabilities, Undiscounted Cash Flows	787,708	1,735,928
After 2 years but within 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	0	0
Accrued expenses and other liabilities	0	0
Lease liabilities	103,852	2,607,558
Liabilities for puttable financial instrument	0	0
Liabilities, Undiscounted Cash Flows	$ 103,852	$ 2,607,558